Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bridge Builder Trust
Entity Central Index Key	0001567101
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
BRIDGE BUILDER CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE BOND FUND
Class Name	BRIDGE BUILDER CORE BOND FUND
Trading Symbol	BBTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Bond Fund	$6	0.12%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 18,045,774,000
Holdings Count | Holding	4,905	[2]
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$18,045,774

Number of Portfolio Holdings*	4,905

Portfolio Turnover through the Reporting Period	53%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Credit Quality Explanation [Text Block]	Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.
BRIDGE BUILDER CORE PLUS BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE PLUS BOND FUND
Class Name	BRIDGE BUILDER CORE PLUS BOND FUND
Trading Symbol	BBCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Plus Bond Fund	$7	0.14%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 37,049,232,000
Holdings Count | Holding	5,132	[2]
Investment Company, Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$37,049,232

Number of Portfolio Holdings*	5,132

Portfolio Turnover through the Reporting Period	212%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
^	A zero balance.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Credit Quality Explanation [Text Block]	Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.
BRIDGE BUILDER MUNICIPAL BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Trading Symbol	BBMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	ou can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal Bond Fund	$6	0.12%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Material Change Date	Jul. 01, 2024
Net Assets	$ 15,952,054,000
Holdings Count | Holding	4,784	[2]
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$15,952,054

Number of Portfolio Holdings*	4,784

Portfolio Turnover through the Reporting Period	18%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Credit Quality Explanation [Text Block]	Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.

Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Trading Symbol	BBMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal High-Income Bond Fund	$9	0.17%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 3,714,081,000
Holdings Count | Holding	2,787	[2]
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$3,714,081

Number of Portfolio Holdings*	2,787

Portfolio Turnover through the Reporting Period	13%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Credit Quality Explanation [Text Block]	Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.
BRIDGE BUILDER LARGE CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Class Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Trading Symbol	BBGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Growth Fund	$9	0.18%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Material Change Date	Jul. 01, 2024
Net Assets	$ 26,623,416,000
Holdings Count | Holding	407	[2]
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$26,623,416

Number of Portfolio Holdings*	407

Portfolio Turnover through the Reporting Period	26%

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
The Fund’s classification under the Investment Company Act of 1940, as amended, changed from diversified to non-diversified and the Fund’s related fundamental investment policy was eliminated. As a result, the Fund modified its principal investment strategies to reflect that the Fund is now non-diversified, and the Fund added non-diversification risk as a principal risk.
I
n addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.

Material Fund Change Risks Change [Text Block]	As a result, the Fund modified its principal investment strategies to reflect that the Fund is now non-diversified, and the Fund added non-diversification risk as a principal risk.
Material Fund Change Adviser [Text Block]	I
n addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Class Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Trading Symbol	BBVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Value Fund	$11	0.22%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 22,807,626,000
Holdings Count | Holding	966	[2]
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$22,807,626

Number of portfolio holdings*	966

Portfolio Turnover through the Reporting Period	12%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Trading Symbol	BBTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Large Cap Fund	$12	0.23%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 5,368,985,000
Holdings Count | Holding	386	[2]
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$5,368,985

Number of Portfolio Holdings*	386

Portfolio Turnover through the Reporting Period	16%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Trading Symbol	BBGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Growth Fund	$18	0.34%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 9,185,611,000
Holdings Count | Holding	1,557	[2]
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$9,185,611

Number of Portfolio Holdings*	1,557

Portfolio Turnover through the Reporting Period	33%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Trading Symbol	BBVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Value Fund	$19	0.37%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 8,558,033,000
Holdings Count | Holding	2,277	[2]
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$8,558,033

Number of Portfolio Holdings*	2,277

Portfolio Turnover through the Reporting Period	23%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Trading Symbol	BBTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Small/Mid Cap Fund	$20	0.39%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 2,099,488,000
Holdings Count | Holding	1,127	[2]
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$2,099,488

Number of Portfolio Holdings*	1,127

Portfolio Turnover through the Reporting Period	24%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Trading Symbol	BBIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder International Equity Fund	$17	0.34%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 18,782,049,000
Holdings Count | Holding	904	[2]
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$18,782,049

Number of Portfolio Holdings*	904

Portfolio Turnover through the Reporting Period	13%

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Trading Symbol	BBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed International Equity Fund	$19	0.39%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Material Change Date	Jul. 01, 2024
Net Assets	$ 1,787,494,000
Holdings Count | Holding	479	[2]
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$1,787,494

Number of Portfolio Holdings*	479

Portfolio Turnover through the Reporting Period	30%

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at
1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.

Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at
1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature

[1]	Annualized for periods less than one year.
[2]	Amounts presented do not include derivative positions.